UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         June 30, 2003
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JANA Partners LLC
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Address:   200 Park Avenue, Suite 3900
           --------------------------------------------------
           New York, NY 10166
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10328
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Brebbia
           --------------------------------------------------
Title:     CFO
           --------------------------------------------------
Phone:     212-692-7693
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/  Joel Brebbia                  New York, NY            08/08/03
     ------------------------   ------------------------------  --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                               -------------

Form 13F Information Table Entry Total:                48
                                               -------------

Form 13F Information Table Value Total:          $371,000
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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------------------------------------------------------------------------------------------------------------------------------------
                                    Title Of                Value     Shares/   Sh/   Put /  Inv     Other
Name of Issuer                       Class       Cusip     (X$1000)   Prn Amt   Prn   Call   Disc    Mgrs      Sole    Shared  None
------------------------------------------------------------------------------------------------------------------------------------
           3COM CORP                  COM      885535104     5721     1225000    SH           SOLE            1225000
  ADVANCED MEDICAL OPTICS INC         COM      00763M108    14748      865000    SH           SOLE             865000
   AMERICAN MEDICAL SECURITY          COM      02744P101     6286      329100    SH           SOLE             329100
  APRIA HEALTHCARE GROUP INC          COM       37933108     7872      316400    SH           SOLE             316400
         CENDANT CORP                 COM      151313103    11109      606400    SH           SOLE             606400
 CITIZENS FIRST FINANCIAL CORP        COM      174623108     2792      119435    SH           SOLE             119435
    COBRA ELECTRONICS CORP            COM      191042100     4384      632580    SH           SOLE             632580
          COPART INC                  COM      217204106     3464      366612    SH           SOLE             366612
    CORNELL CORRECTIONS INC           COM      219141108    12330      814400    SH           SOLE             814400
           COSI INC                   COM      22122P101       99       74500    SH           SOLE              74500
      CROWN HOLDINGS INC              COM      228368106    20730     2903400    SH           SOLE            2903400
  DANKA BUSINESS SYSTEMS PLC          COM      236277109     3830      989800    SH           SOLE             989800
            DPL INC                   COM      233293109     1275       80000    SH           SOLE              80000
       ELAN CORP PLC-ADR              COM      284131208    14383     2550100    SH           SOLE            2550100
     ENPRO INDUSTRIES INC             COM      29355X107     7095      663700    SH           SOLE             663700
        FOOT LOCKER INC               COM      344849104     9067      684300    SH           SOLE             684300
   GEMSTAR TV GUIDE INTL INC          COM      36866W106     3507      700000    SH           SOLE             700000
     GENERAL MARITIME CORP            COM      Y2692M103     2538      250000    SH           SOLE             250000
         HANDLEMAN CO                 COM      410252100    14602      912600    SH           SOLE             912600
      I2 TECHOLOGIES INC              COM      465754109     1020     1000000    SH           SOLE            1000000
           IDT CORP                   COM      448947101     5019      280400    SH           SOLE             280400
        IDT CORPORATION               COM      448947309     1697       96400    SH           SOLE              96400
  INTERSTATE HOTELS & RESORTS         COM      46088S106     1335      284000    SH           SOLE             284000
       JO-ANN STORES INC              COM      47758P109     1311       51800    SH           SOLE              51800
       JO-ANN STORES INC              COM      47758P208     1294       58400    SH           SOLE              58400
    JONES APPAREL GROUP INC           COM      480074103    29260     1000000    SH           SOLE            1000000
      JPS INTDUSTRIES INC             COM      46624E405      475      387936    SH           SOLE             387936
    KINDRED HEALTHCARE INC            COM      494580103     4691      264000    SH           SOLE             264000
    LOUISIANA PACIFIC CORP            COM      546347105    17992     1659800    SH           SOLE            1659800
  MCDERMOTT INTL INC-W/RTS TO         COM      580037109     9701     1532600    SH           SOLE            1532600
 MDC COMMUNICATION INC - CL A         COM      55267W309    15129     1965000    SH           SOLE            1965000
         MIDDLEBY CORP                COM      596278101     8411      600800    SH           SOLE             600800
MILLENNIUM PHARMACEUTICALS INC        COM      599902103     5637      358356    SH           SOLE             358356
       MOORE WALLACE INC              COM      615857109    18221     1241200    SH           SOLE            1241200
     MTR GAMING GROUP INC             COM      553769100     4746      616300    SH           SOLE             616300
  NEW CENTURY FINANCIAL CORP          COM      64352D101    20591      474000    SH           SOLE             474000
         NOVOSTE CORP                 COM      67010C100    12807     2130920    SH           SOLE            2130920
           PG&E CORP                  COM      69331C108     7403      350000    SH           SOLE             350000
 PROVIDENT FINANCIAL SERVICES         COM      74386T105     2858      150000    SH           SOLE             150000
        RADIOLOGIX INC                COM      75040K109     8747     2082500    SH           SOLE            2082500
       REDWOOD TRUST INC              COM      758075402    10297      258000    SH           SOLE             258000
   REGAL ENTERTAINMENT GROUP          COM      758766109     2948      125000    SH           SOLE             125000
     RELIANT RESOURCES INC            COM      75952B105     6590     1075000    SH           SOLE            1075000
           SPX CORP                   COM      784635104     4406      100000    SH           SOLE             100000
       STAGE STORES INC               COM      85254C305     6209      264194    SH           SOLE             264194
    TYCO INTERNATIONAL LTD            COM      902124106     8921      470000    SH           SOLE             470000
      U S I HOLDINGS CORP             COM      90333H101     2033      173800    SH           SOLE             173800
       WARNACO GROUP INC              COM      934390402     5425      403927    SH           SOLE             403927

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